Financing Receivable, Net - Summary of Balances of Financing Receivables by Due Date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, after Allowance for Credit Loss [Abstract]
Due in 0-12 months	¥ 5,521,164	¥ 4,693,817
Due in 13-24 months	171,101	114,178
Due in 25-36 months	0	69
Total financing receivables (excluding accrued interest receivable)	¥ 5,692,265	¥ 4,808,064